UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2021

Item 1.

Reports to Stockholders

Fidelity® SAI Long-Term Treasury Bond Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2021

% of fund's investments
1 - 1.99%	22.2
2 - 2.99%	28.4
3 - 3.99%	48.9

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2021
U.S. Treasury Obligations	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
1.25% 5/15/50	$69,812,000	$59,182,033
1.375% 8/15/50	209,754,000	183,469,202
1.625% 11/15/50	76,574,000	71,246,723
1.875% 2/15/51	210,673,000	207,973,751
2% 2/15/50	44,297,800	45,010,718
2.25% 8/15/46	20,328,000	21,687,435
2.25% 8/15/49	29,316,000	31,387,588
2.375% 11/15/49	9,731,000	10,701,439
2.375% 5/15/51	66,579,000	73,528,183
2.5% 2/15/45	21,542,700	23,999,073
2.5% 2/15/46	283,000	316,042
2.5% 5/15/46	23,918,000	26,727,431
2.75% 8/15/42	51,636,500	59,745,044
2.75% 11/15/42	26,219,100	30,337,342
2.75% 8/15/47	22,049,000	25,855,898
2.75% 11/15/47	38,530,000	45,214,052
2.875% 5/15/43	35,659,200	42,093,178
2.875% 8/15/45	101,147,100	120,289,979
2.875% 11/15/46	13,069,000	15,629,707
2.875% 5/15/49	78,319,000	94,451,884
3% 5/15/42	8,459,700	10,166,511
3% 11/15/44	40,297,800	48,741,448
3% 5/15/45	88,452,800	107,290,482
3% 11/15/45	73,161,000	88,990,640
3% 2/15/47	65,147,000	79,685,469
3% 5/15/47	17,515,000	21,454,507
3% 2/15/48	59,011,000	72,461,359
3% 8/15/48	25,393,000	31,239,342
3% 2/15/49	136,866,000	168,911,890
3.125% 11/15/41	6,159,700	7,533,842
3.125% 2/15/42	7,568,100	9,275,357
3.125% 2/15/43	29,348,600	35,963,499
3.125% 8/15/44	14,630,300	18,032,416
3.125% 5/15/48	92,727,000	116,513,649
3.375% 5/15/44	33,061,800	42,294,566
3.375% 11/15/48	105,003,000	138,050,233
3.625% 8/15/43	4,114,600	5,430,629
3.625% 2/15/44	66,407,500	87,989,938
3.75% 11/15/43	43,162,100	58,085,059
		2,336,957,538
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,319,523,123)		2,336,957,538
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.06% (a)
(Cost $8,592,816)	8,591,098	8,592,816
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,328,115,939)		2,345,550,354
NET OTHER ASSETS (LIABILITIES) - 0.0%		557,607
NET ASSETS - 100%		$2,346,107,961

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$8,261,571	$40,716,233	$40,384,988	$369	$--	$--	$8,592,816	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	46,023,643	46,023,643	2,326	--	--	--	0.0%
Total	$8,261,571	$86,739,876	$86,408,631	$2,695	$--	$--	$8,592,816

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,336,957,538	$--	$2,336,957,538	$--
Money Market Funds	8,592,816	8,592,816	--	--
Total Investments in Securities:	$2,345,550,354	$8,592,816	$2,336,957,538	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,319,523,123)	$2,336,957,538
Fidelity Central Funds (cost $8,592,816)	8,592,816
Total Investment in Securities (cost $2,328,115,939)		$2,345,550,354
Receivable for investments sold		63,143,992
Interest receivable		9,134,958
Distributions receivable from Fidelity Central Funds		232
Prepaid expenses		2,206
Receivable from investment adviser for expense reductions		41,466
Total assets		2,417,873,208
Liabilities
Payable for investments purchased	$71,642,021
Distributions payable	3,545
Accrued management fee	68,487
Other payables and accrued expenses	51,194
Total liabilities		71,765,247
Net Assets		$2,346,107,961
Net Assets consist of:
Paid in capital		$2,352,938,886
Total accumulated earnings (loss)		(6,830,925)
Net Assets		$2,346,107,961
Net Asset Value, offering price and redemption price per share ($2,346,107,961 ÷ 205,222,418 shares)		$11.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Interest		$14,074,909
Income from Fidelity Central Funds (including $2,326 from security lending)		2,695
Total income		14,077,604
Expenses
Management fee	$279,328
Custodian fees and expenses	2,555
Independent trustees' fees and expenses	1,588
Registration fees	27,783
Audit	25,885
Legal	468
Miscellaneous	2,955
Total expenses before reductions	340,562
Expense reductions	(127,249)
Total expenses after reductions		213,313
Net investment income (loss)		13,864,291
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,064,237)
Total net realized gain (loss)		(1,064,237)
Change in net unrealized appreciation (depreciation) on investment securities		58,250,575
Net gain (loss)		57,186,338
Net increase (decrease) in net assets resulting from operations		$71,050,629

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,864,291	$19,178,264
Net realized gain (loss)	(1,064,237)	52,751,868
Change in net unrealized appreciation (depreciation)	58,250,575	(143,186,710)
Net increase (decrease) in net assets resulting from operations	71,050,629	(71,256,578)
Distributions to shareholders	(16,552,387)	(64,192,638)
Share transactions
Proceeds from sales of shares	1,100,582,182	537,924,057
Reinvestment of distributions	16,545,402	64,151,400
Cost of shares redeemed	(153,004)	(347,431,166)
Net increase (decrease) in net assets resulting from share transactions	1,116,974,580	254,644,291
Total increase (decrease) in net assets	1,171,472,822	119,195,075
Net Assets
Beginning of period	1,174,635,139	1,055,440,064
End of period	$2,346,107,961	$1,174,635,139
Other Information
Shares
Sold	97,302,492	42,926,648
Issued in reinvestment of distributions	1,513,657	5,248,178
Redeemed	(13,741)	(25,613,107)
Net increase (decrease)	98,802,408	22,561,719

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Long-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.04	$12.59	$9.72	$9.59	$9.86	$10.69
Income from Investment Operations
Net investment income (loss)B	.108	.227	.251	.292	.278	.271
Net realized and unrealized gain (loss)	.416	(.965)	2.876	.123	(.272)	(.767)
Total from investment operations	.524	(.738)	3.127	.415	.006	(.496)
Distributions from net investment income	(.107)	(.226)	(.257)	(.285)	(.276)	(.268)
Distributions from net realized gain	(.027)	(.586)	–	–	–	(.066)
Total distributions	(.134)	(.812)	(.257)	(.285)	(.276)	(.334)
Net asset value, end of period	$11.43	$11.04	$12.59	$9.72	$9.59	$9.86
Total ReturnC,D	4.82%	(6.39)%	32.55%	4.38%	(.03)%	(4.77)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.05%	.08%	.20%	.18%	.16%
Expenses net of fee waivers, if any	.03%G	.03%	.03%	.03%	.06%	.11%
Expenses net of all reductions	.03%G	.03%	.03%	.03%	.06%	.11%
Net investment income (loss)	1.96%G	1.77%	2.21%	2.99%	2.77%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$2,346,108	$1,174,635	$1,055,440	$60,238	$825,447	$764,713
Portfolio turnover rateH	19%G	47%	18%	57%	128%	25%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Fidelity SAI Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$58,716,402
Gross unrealized depreciation	(41,593,113)
Net unrealized appreciation (depreciation)	$17,123,289
Tax cost	$2,328,427,065

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(13,221,786)
Long-term	(9,440,961)
Total capital loss carryforward	$(22,662,747)

Due to large subscriptions in a prior period, $22,662,747 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $3,662,975 per year.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Long-Term Treasury Bond Index Fund	$1,069

6. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Long-Term Treasury Bond Index Fund	$253	$–	$–

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $127,248.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Core Income Fund	Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Long-Term Treasury Bond Index Fund	18%	82%

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Fidelity SAI Long-Term Treasury Bond Index Fund	.03%
Actual		$1,000.00	$1,048.20	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

SV5-SANN-1021
1.9869415.105

Fidelity® SAI U.S. Treasury Bond Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2021

% of fund's investments
0.01 - 0.99%	41.0
1 - 1.99%	21.8
2 - 2.99%	23.7
3 - 3.99%	7.3
4 - 4.99%	0.8
5 - 5.99%	0.2
6 - 6.99%	0.5
7 - 7.99%	0.5

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2021
U.S. Treasury Obligations	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.2%
	Principal Amount	Value
U.S. Treasury Obligations - 99.2%
U.S. Treasury Bonds:
1.125% 5/15/40	$170,209,000	$151,632,284
1.125% 8/15/40	117,862,000	104,630,150
1.25% 5/15/50	21,972,000	18,626,420
1.375% 11/15/40	220,034,300	203,669,249
1.375% 8/15/50	50,820,000	44,451,619
1.625% 11/15/50	71,937,500	66,932,786
1.75% 8/15/41	24,950,000	24,556,264
1.875% 2/15/41	14,329,000	14,438,706
1.875% 2/15/51	113,634,000	112,178,064
2% 2/15/50	10,734,000	10,906,750
2% 8/15/51	21,901,000	22,291,112
2.25% 5/15/41	108,046,000	115,609,220
2.25% 8/15/46	12,321,000	13,144,967
2.25% 8/15/49	52,680,000	56,402,583
2.375% 11/15/49	29,883,000	32,863,129
2.375% 5/15/51	93,460,000	103,214,888
2.5% 2/15/45	1,000	1,114
2.5% 2/15/46	26,923,000	30,066,471
2.5% 5/15/46	35,170,000	39,301,101
2.75% 8/15/42	21,638,000	25,035,842
2.75% 11/15/42	19,826,000	22,940,076
2.75% 8/15/47	56,931,000	66,760,493
2.75% 11/15/47	23,318,000	27,363,126
2.875% 5/15/43	21,584,000	25,478,394
2.875% 8/15/45	61,954,000	73,679,278
2.875% 11/15/46	19,408,000	23,210,755
2.875% 5/15/49	84,311,000	101,678,172
3% 5/15/42	8,638,000	10,380,784
3% 5/15/45	14,055,000	17,048,276
3% 11/15/45	11,404,000	13,871,451
3% 2/15/47	89,389,000	109,337,412
3% 5/15/47	17,092,000	20,936,365
3% 2/15/48	46,259,000	56,802,800
3% 2/15/49	145,811,000	179,951,278
3.125% 11/15/41	6,664,000	8,150,645
3.125% 2/15/43	1,000	1,225
3.125% 5/15/48	144,600,500	181,693,918
3.375% 11/15/48	129,468,300	170,215,413
3.5% 2/15/39	315,000	403,421
3.625% 8/15/43	1,000	1,320
3.625% 2/15/44	26,356,000	34,921,700
3.75% 8/15/41	12,045,000	16,035,377
3.75% 11/15/43	2,984,000	4,015,695
3.875% 8/15/40	10,674,000	14,372,791
4.25% 5/15/39	7,898,000	11,053,498
4.25% 11/15/40	29,680,000	41,894,016
4.375% 2/15/38	17,484,000	24,571,167
4.375% 11/15/39	4,140,000	5,889,959
4.375% 5/15/41	817,000	1,174,757
4.5% 2/15/36	7,732,200	10,809,676
4.5% 8/15/39	3,831,000	5,522,476
4.625% 2/15/40	1,505,000	2,208,294
4.75% 2/15/37	13,000	18,802
5% 5/15/37	2,667,000	3,959,974
5.25% 11/15/28	1,000	1,291
5.25% 2/15/29	9,219,000	11,959,852
5.375% 2/15/31	7,762,000	10,646,674
5.5% 8/15/28	2,865,000	3,723,269
6% 2/15/26	3,771,000	4,653,060
6.125% 11/15/27	3,404,000	4,469,479
6.125% 8/15/29	244,000	337,292
6.25% 8/15/23	25,875,000	28,922,388
6.25% 5/15/30	5,578,000	7,922,503
6.5% 11/15/26	39,000	50,345
6.625% 2/15/27	50,000	65,490
6.75% 8/15/26	23,000	29,696
6.875% 8/15/25	11,691,000	14,562,602
7.125% 2/15/23	12,111,000	13,341,023
7.5% 11/15/24	15,867,000	19,458,148
7.625% 11/15/22	50,000	54,523
7.625% 2/15/25	20,938,000	26,066,174
U.S. Treasury Notes:
0.125% 9/30/22	131,290,000	131,341,285
0.125% 10/31/22	87,532,000	87,545,677
0.125% 11/30/22	105,495,300	105,520,026
0.125% 12/31/22	152,079,000	152,061,178
0.125% 1/31/23	185,186,000	185,157,065
0.125% 3/31/23	209,969,000	209,862,380
0.125% 6/30/23 (a)	75,696,000	75,639,819
0.125% 7/15/23	14,448,000	14,431,633
0.125% 8/15/23	92,745,000	92,610,955
0.125% 9/15/23	63,456,000	63,327,105
0.125% 10/15/23	69,957,000	69,790,306
0.125% 12/15/23	121,834,200	121,434,432
0.125% 1/15/24	127,763,000	127,273,908
0.125% 2/15/24 (a)	192,441,000	191,651,692
0.25% 4/15/23	69,953,000	70,056,837
0.25% 6/15/23	141,205,000	141,353,928
0.25% 11/15/23	8,272,000	8,272,323
0.25% 3/15/24	172,575,000	172,298,611
0.25% 5/15/24	209,880,000	209,314,308
0.25% 5/31/25	17,544,000	17,330,183
0.25% 6/30/25	85,176,400	84,085,077
0.25% 7/31/25	72,929,000	71,929,075
0.25% 8/31/25	57,244,000	56,396,520
0.25% 9/30/25	111,601,000	109,852,875
0.25% 10/31/25	187,289,300	184,165,373
0.375% 7/15/24	119,138,000	119,119,385
0.375% 8/15/24	25,194,000	25,174,317
0.375% 4/30/25	11,267,000	11,192,620
0.375% 11/30/25	63,502,000	62,723,109
0.375% 12/31/25	51,983,100	51,298,791
0.375% 1/31/26	133,405,000	131,513,358
0.375% 7/31/27	98,114,000	95,040,273
0.375% 9/30/27	79,026,000	76,328,003
0.5% 3/15/23	125,754,000	126,451,542
0.5% 3/31/25	43,581,000	43,529,928
0.5% 2/28/26	164,299,000	162,810,040
0.5% 4/30/27	3,544,000	3,469,105
0.5% 5/31/27	25,220,000	24,651,565
0.5% 6/30/27	23,781,000	23,230,135
0.5% 8/31/27	123,345,000	120,189,102
0.625% 7/31/26	36,635,000	36,383,134
0.625% 3/31/27	27,705,000	27,342,454
0.625% 11/30/27	56,294,700	55,078,647
0.625% 12/31/27	95,418,900	93,264,521
0.625% 5/15/30	158,027,000	150,082,439
0.625% 8/15/30	75,394,900	71,404,271
0.75% 3/31/26	197,016,000	197,262,270
0.75% 4/30/26	54,688,000	54,730,725
0.75% 5/31/26	149,999,000	150,040,016
0.75% 8/31/26	56,836,000	56,769,395
0.75% 1/31/28	154,028,000	151,567,162
0.875% 6/30/26	77,601,000	78,031,443
0.875% 11/15/30	161,480,900	156,043,535
1% 7/31/28	17,009,000	16,923,955
1.125% 2/28/25	98,061,900	100,130,393
1.125% 2/28/27	3,938,000	3,995,532
1.125% 2/29/28 (a)	41,170,000	41,464,301
1.125% 8/31/28	70,931,000	71,119,410
1.125% 2/15/31 (a)	196,488,000	193,847,693
1.25% 7/31/23	5,561,000	5,673,523
1.25% 8/31/24	46,824,000	48,007,404
1.25% 3/31/28	102,908,000	104,363,183
1.25% 4/30/28	71,799,000	72,772,213
1.25% 5/31/28	20,330,000	20,596,831
1.25% 6/30/28	123,735,000	125,262,354
1.375% 10/15/22	45,043,000	45,686,974
1.375% 2/15/23	1,000	1,018
1.375% 6/30/23	2,164,000	2,211,253
1.375% 8/31/23	1,103,000	1,128,507
1.375% 9/30/23	6,179,000	6,326,234
1.5% 9/15/22	28,784,000	29,204,516
1.5% 2/28/23	4,873,000	4,971,983
1.5% 3/31/23	29,712,000	30,345,701
1.5% 9/30/24	5,723,000	5,912,798
1.5% 10/31/24	2,615,000	2,702,950
1.5% 8/15/26	33,170,000	34,337,428
1.5% 2/15/30	25,293,000	25,890,745
1.625% 11/15/22	126,329,000	128,628,582
1.625% 4/30/23	2,979,000	3,051,613
1.625% 5/31/23	2,562,000	2,627,151
1.625% 10/31/23	5,035,000	5,185,460
1.625% 2/15/26	29,244,000	30,427,468
1.625% 5/15/26	25,238,000	26,266,251
1.625% 10/31/26	105,277,000	109,644,351
1.625% 8/15/29	86,162,000	89,214,693
1.625% 5/15/31	141,526,000	145,926,574
1.75% 9/30/22	9,000	9,159
1.75% 1/31/23	31,298,000	32,007,095
1.75% 5/15/23	2,767,000	2,840,823
1.75% 6/30/24	115,065,800	119,556,063
1.75% 7/31/24	84,636,000	87,998,297
1.75% 12/31/24	122,483,000	127,659,820
1.75% 11/15/29	4,107,000	4,291,815
1.875% 1/31/22	1,000	1,007
1.875% 9/30/22	18,600,000	18,955,289
1.875% 10/31/22	17,759,000	18,125,279
1.875% 8/31/24	1,000	1,044
1.875% 6/30/26	17,105,000	18,011,030
1.875% 7/31/26	11,542,000	12,159,677
2% 10/31/22	12,029,000	12,293,074
2% 2/15/23	49,134,000	50,469,831
2% 4/30/24	2,462,000	2,571,347
2% 5/31/24	119,408,000	124,786,024
2% 6/30/24	23,075,000	24,134,107
2% 2/15/25	6,597,000	6,934,323
2% 8/15/25	44,227,000	46,637,026
2% 11/15/26	124,450,000	132,009,366
2.125% 11/30/23	2,629,000	2,738,884
2.125% 2/29/24	3,213,000	3,359,217
2.125% 7/31/24	20,395,000	21,427,497
2.125% 9/30/24	17,004,000	17,891,396
2.125% 11/30/24	746,000	785,923
2.25% 12/31/23	35,029,000	36,636,776
2.25% 1/31/24	7,160,000	7,498,981
2.25% 4/30/24	1,000	1,051
2.25% 10/31/24	27,138,000	28,684,654
2.25% 11/15/24	49,622,000	52,479,141
2.25% 12/31/24	6,055,000	6,410,495
2.25% 11/15/25	26,723,000	28,496,530
2.25% 3/31/26	13,873,000	14,831,646
2.25% 2/15/27	44,880,000	48,233,728
2.25% 8/15/27	884,000	951,992
2.25% 11/15/27	43,442,000	46,822,331
2.375% 1/31/23	12,947,000	13,357,663
2.375% 2/29/24	31,698,000	33,333,666
2.375% 8/15/24	35,598,000	37,679,649
2.375% 4/30/26	44,609,000	47,980,813
2.375% 5/15/27	90,912,000	98,444,201
2.375% 5/15/29	124,499,000	135,810,902
2.5% 3/31/23	10,634,000	11,027,790
2.5% 8/15/23	6,436,000	6,723,860
2.5% 1/31/24	109,906,000	115,740,463
2.5% 5/15/24	45,726,000	48,383,824
2.5% 1/31/25	5,697,000	6,083,550
2.5% 2/28/26	1,000	1,080
2.625% 2/28/23	4,000	4,149
2.625% 6/30/23	20,552,000	21,467,206
2.625% 12/31/23	9,868,000	10,406,114
2.625% 3/31/25	16,295,000	17,504,395
2.625% 1/31/26	1,204,000	1,305,399
2.625% 2/15/29	40,083,000	44,410,711
2.75% 4/30/23	25,222,000	26,305,758
2.75% 5/31/23	1,976,000	2,064,843
2.75% 7/31/23	18,682,000	19,592,018
2.75% 8/31/23	22,940,000	24,098,649
2.75% 11/15/23	22,659,000	23,899,934
2.75% 2/28/25	24,280,000	26,166,442
2.75% 6/30/25	9,260,000	10,019,248
2.75% 8/31/25	28,037,000	30,400,432
2.75% 2/15/28	90,801,200	100,753,863
2.875% 10/31/23	138,571,000	146,435,986
2.875% 11/30/23	29,487,000	31,219,361
2.875% 4/30/25	14,386,000	15,598,695
2.875% 5/31/25	5,889,000	6,390,715
2.875% 7/31/25	110,397,000	120,108,486
2.875% 5/15/28	127,285,000	142,499,535
2.875% 8/15/28	64,476,000	72,303,789
3% 9/30/25	7,460,000	8,172,197
3% 10/31/25	11,284,000	12,378,460
3.125% 11/15/28	40,703,000	46,452,299
		11,937,070,093
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,838,482,205)		11,937,070,093
	Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund 0.06% (b)	100,276,057	$100,296,112
Fidelity Securities Lending Cash Central Fund 0.06% (b)(c)	410,823,539	410,864,621
TOTAL MONEY MARKET FUNDS
(Cost $511,160,733)		511,160,733
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $12,349,642,938)		12,448,230,826
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(410,517,456)
NET ASSETS - 100%		$12,037,713,370

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$72,859,104	$521,758,919	$494,321,911	$16,424	$--	$--	$100,296,112	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	208,209,133	1,645,737,553	1,443,082,065	173,118	--	--	410,864,621	1.2%
Total	$281,068,237	$2,167,496,472	$1,937,403,976	$189,542	$--	$--	$511,160,733

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$11,937,070,093	$--	$11,937,070,093	$--
Money Market Funds	511,160,733	511,160,733	--	--
Total Investments in Securities:	$12,448,230,826	$511,160,733	$11,937,070,093	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $402,157,981) — See accompanying schedule: Unaffiliated issuers (cost $11,838,482,205)	$11,937,070,093
Fidelity Central Funds (cost $511,160,733)	511,160,733
Total Investment in Securities (cost $12,349,642,938)		$12,448,230,826
Receivable for investments sold		222,048,177
Receivable for fund shares sold		6,926,279
Interest receivable		30,992,136
Distributions receivable from Fidelity Central Funds		33,307
Prepaid expenses		21,131
Receivable from investment adviser for expense reductions		144,614
Total assets		12,708,396,470
Liabilities
Payable for investments purchased	$255,395,515
Payable for fund shares redeemed	3,621,618
Distributions payable	42,016
Accrued management fee	396,839
Other payables and accrued expenses	362,491
Collateral on securities loaned	410,864,621
Total liabilities		670,683,100
Net Assets		$12,037,713,370
Net Assets consist of:
Paid in capital		$11,928,256,788
Total accumulated earnings (loss)		109,456,582
Net Assets		$12,037,713,370
Net Asset Value, offering price and redemption price per share ($12,037,713,370 ÷ 1,181,429,094 shares)		$10.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Interest		$58,282,219
Income from Fidelity Central Funds (including $173,118 from security lending)		189,542
Total income		58,471,761
Expenses
Management fee	$2,186,701
Custodian fees and expenses	49,194
Independent trustees' fees and expenses	12,808
Registration fees	785,828
Audit	28,925
Legal	3,763
Miscellaneous	15,624
Total expenses before reductions	3,082,843
Expense reductions	(1,419,534)
Total expenses after reductions		1,663,309
Net investment income (loss)		56,808,452
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,352,622)
Total net realized gain (loss)		(3,352,622)
Change in net unrealized appreciation (depreciation) on investment securities		115,146,424
Net gain (loss)		111,793,802
Net increase (decrease) in net assets resulting from operations		$168,602,254

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,808,452	$76,058,735
Net realized gain (loss)	(3,352,622)	521,028,550
Change in net unrealized appreciation (depreciation)	115,146,424	(637,667,798)
Net increase (decrease) in net assets resulting from operations	168,602,254	(40,580,513)
Distributions to shareholders	(52,548,216)	(265,244,823)
Share transactions
Proceeds from sales of shares	3,023,418,360	9,928,949,717
Reinvestment of distributions	52,318,184	260,106,369
Cost of shares redeemed	(729,445,583)	(9,592,486,016)
Net increase (decrease) in net assets resulting from share transactions	2,346,290,961	596,570,070
Total increase (decrease) in net assets	2,462,344,999	290,744,734
Net Assets
Beginning of period	9,575,368,371	9,284,623,637
End of period	$12,037,713,370	$9,575,368,371
Other Information
Shares
Sold	300,755,545	937,458,981
Issued in reinvestment of distributions	5,191,297	24,913,150
Redeemed	(72,545,080)	(890,603,735)
Net increase (decrease)	233,401,762	71,768,396

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017 B
Selected Per–Share Data
Net asset value, beginning of period	$10.10	$10.60	$9.65	$9.55	$9.77	$10.00
Income from Investment Operations
Net investment income (loss)C	.052	.168	.229	.233	.192	.146
Net realized and unrealized gain (loss)	.087	(.191)	.937	.072	(.247)	(.234)
Total from investment operations	.139	(.023)	1.166	.305	(.055)	(.088)
Distributions from net investment income	(.047)	(.175)	(.216)	(.205)	(.165)	(.133)
Distributions from net realized gain	(.002)	(.302)	–	–	–	(.009)
Total distributions	(.049)	(.477)	(.216)	(.205)	(.165)	(.142)
Net asset value, end of period	$10.19	$10.10	$10.60	$9.65	$9.55	$9.77
Total ReturnD,E	1.38%	(.33)%	12.21%	3.23%	(.59)%	(.90)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H	.05%	.08%	.15%	.16%	.41%
Expenses net of fee waivers, if any	.03%H	.03%	.03%	.03%	.04%	.10%
Expenses net of all reductions	.03%H	.03%	.03%	.03%	.04%	.10%
Net investment income (loss)	1.03%H	1.56%	2.27%	2.45%	1.95%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$12,037,713	$9,575,368	$9,284,624	$2,897,538	$1,081,044	$30,735
Portfolio turnover rateI	19%H	167%	23%	73%	144%	511%

 A For the year ended February 29.

 B For the period March 1, 2016 (commencement of operations) to February 28, 2017.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Fidelity SAI U.S. Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$234,455,176
Gross unrealized depreciation	(123,714,466)
Net unrealized appreciation (depreciation)	$110,740,710
Tax cost	$12,337,490,116

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI U.S. Treasury Bond Index Fund	$8,611

6. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI U.S. Treasury Bond Index Fund	$18,515	$–	$–

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,419,524.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $10.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI U.S. Treasury Bond Index Fund	24%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Treasury Bond Index Fund	31%

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Fidelity SAI U.S. Treasury Bond Index Fund	.03%
Actual		$1,000.00	$1,013.80	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

UYB-SANN-1021
1.9872607.105

Fidelity® Series Long-Term Treasury Bond Index Fund

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2021

% of fund's investments
1 - 1.99%	25.3
2 - 2.99%	33.5
3 - 3.99%	33.2
4 - 4.99%	6.3
5 - 5.99%	0.3

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2021
U.S. Treasury Obligations	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.3%
	Principal Amount	Value
U.S. Treasury Obligations - 99.3%
U.S. Treasury Bonds:
1.125% 5/15/40	$357,777,000	$318,728,996
1.125% 8/15/40	137,730,000	122,267,656
1.25% 5/15/50	80,608,000	68,334,173
1.375% 11/15/40	760,963,000	704,366,376
1.375% 8/15/50	351,488,000	307,442,160
1.625% 11/15/50	195,373,000	181,780,840
1.875% 2/15/41	521,606,000	525,599,546
1.875% 2/15/51	657,165,000	648,745,073
2% 2/15/50	373,609,000	379,621,770
2% 8/15/51	248,000,000	252,417,500
2.25% 5/15/41	391,682,000	419,099,740
2.25% 8/15/46	69,201,000	73,828,817
2.25% 8/15/49	182,587,000	195,489,339
2.375% 11/15/49	354,992,000	390,394,131
2.375% 5/15/51	104,814,000	115,753,961
2.5% 2/15/45	126,949,000	141,424,162
2.5% 2/15/46	117,718,000	131,462,496
2.5% 5/15/46	134,930,000	150,779,005
2.75% 8/15/42	92,800,000	107,372,500
2.75% 11/15/42	103,434,000	119,680,410
2.75% 8/15/47	278,564,000	326,659,816
2.75% 11/15/47	221,377,000	259,780,720
2.875% 5/15/43	133,182,000	157,211,987
2.875% 8/15/45	36,332,000	43,208,115
2.875% 11/15/46	25,000	29,898
2.875% 5/15/49	456,719,000	550,798,273
3% 5/15/42	37,139,000	44,632,083
3% 11/15/44	109,417,000	132,343,281
3% 5/15/45	135,524,000	164,386,377
3% 11/15/45	65,242,000	79,358,228
3% 2/15/47	389,294,000	476,170,430
3% 5/15/47	7,522,000	9,213,862
3% 2/15/48	322,389,000	395,871,025
3% 8/15/48	100,182,000	123,247,341
3% 2/15/49	159,587,000	196,952,799
3.125% 11/15/41	59,163,000	72,361,433
3.125% 2/15/43	114,181,000	139,916,326
3.125% 8/15/44	75,106,000	92,571,079
3.125% 5/15/48	382,642,000	480,798,642
3.375% 5/15/44	133,850,000	171,228,658
3.375% 11/15/48	344,891,000	453,437,358
3.5% 2/15/39	15,614,000	19,996,899
3.625% 8/15/43	94,112,000	124,213,135
3.625% 2/15/44	134,657,000	178,420,525
3.75% 8/15/41	134,938,000	179,641,483
3.75% 11/15/43	138,249,000	186,047,512
3.875% 8/15/40	46,505,000	62,620,073
4.25% 5/15/39	7,357,000	10,296,351
4.25% 11/15/40	61,567,000	86,903,264
4.375% 2/15/38	6,424,000	9,027,978
4.375% 11/15/39	17,280,000	24,584,175
4.375% 5/15/40	79,923,000	114,196,230
4.375% 5/15/41	80,788,000	116,164,307
4.5% 2/15/36 (a)	142,918,000	199,800,480
4.5% 5/15/38	34,092,000	48,638,364
4.5% 8/15/39	1,044,000	1,504,950
4.625% 2/15/40	35,743,000	52,445,872
4.75% 2/15/37	20,223,000	29,248,304
4.75% 2/15/41	19,013,000	28,553,664
5% 5/15/37	22,627,000	33,596,676
		11,230,666,624
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,613,430,137)		11,230,666,624
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.06% (b)	85,742,440	$85,759,589
Fidelity Securities Lending Cash Central Fund 0.06% (b)(c)	71,617,838	71,625,000
TOTAL MONEY MARKET FUNDS
(Cost $157,384,589)		157,384,589
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $10,770,814,726)		11,388,051,213
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(84,769,514)
NET ASSETS - 100%		$11,303,281,699

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$66,131,948	$372,003,017	$352,375,376	$9,728	$--	$--	$85,759,589	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	137,572,695	1,134,195,051	1,200,142,746	60,459	--	--	71,625,000	0.2%
Total	$203,704,643	$1,506,198,068	$1,552,518,122	$70,187	$--	$--	$157,384,589

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$11,230,666,624	$--	$11,230,666,624	$--
Money Market Funds	157,384,589	157,384,589	--	--
Total Investments in Securities:	$11,388,051,213	$157,384,589	$11,230,666,624	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $69,877,000) — See accompanying schedule: Unaffiliated issuers (cost $10,613,430,137)	$11,230,666,624
Fidelity Central Funds (cost $157,384,589)	157,384,589
Total Investment in Securities (cost $10,770,814,726)		$11,388,051,213
Receivable for fund shares sold		579,488,978
Interest receivable		41,392,376
Distributions receivable from Fidelity Central Funds		7,447
Total assets		12,008,940,014
Liabilities
Payable for investments purchased	$632,772,955
Payable for fund shares redeemed	1,221,959
Other payables and accrued expenses	38,401
Collateral on securities loaned	71,625,000
Total liabilities		705,658,315
Net Assets		$11,303,281,699
Net Assets consist of:
Paid in capital		$10,656,796,665
Total accumulated earnings (loss)		646,485,034
Net Assets		$11,303,281,699
Net Asset Value, offering price and redemption price per share ($11,303,281,699 ÷ 1,311,024,309 shares)		$8.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Interest		$114,235,712
Income from Fidelity Central Funds (including $60,459 from security lending)		70,187
Total income		114,305,899
Expenses
Custodian fees and expenses	$46,088
Independent trustees' fees and expenses	12,862
Total expenses before reductions	58,950
Expense reductions	(3)
Total expenses after reductions		58,947
Net investment income (loss)		114,246,952
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,361,001
Total net realized gain (loss)		24,361,001
Change in net unrealized appreciation (depreciation) on investment securities		462,546,803
Net gain (loss)		486,907,804
Net increase (decrease) in net assets resulting from operations		$601,154,756

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$114,246,952	$142,777,621
Net realized gain (loss)	24,361,001	624,890,471
Change in net unrealized appreciation (depreciation)	462,546,803	(1,358,596,563)
Net increase (decrease) in net assets resulting from operations	601,154,756	(590,928,471)
Distributions to shareholders	(117,764,775)	(866,204,921)
Share transactions
Proceeds from sales of shares	3,206,389,107	5,263,477,577
Reinvestment of distributions	117,728,359	866,203,841
Cost of shares redeemed	(1,860,656,712)	(2,730,339,649)
Net increase (decrease) in net assets resulting from share transactions	1,463,460,754	3,399,341,769
Total increase (decrease) in net assets	1,946,850,735	1,942,208,377
Net Assets
Beginning of period	9,356,430,964	7,414,222,587
End of period	$11,303,281,699	$9,356,430,964
Other Information
Shares
Sold	394,178,796	556,676,054
Issued in reinvestment of distributions	14,250,946	93,021,977
Redeemed	(220,369,099)	(263,745,349)
Net increase (decrease)	188,060,643	385,952,682

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Long-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017 B
Selected Per–Share Data
Net asset value, beginning of period	$8.33	$10.06	$8.43	$8.36	$8.59	$10.00
Income from Investment Operations
Net investment income (loss)C	.089	.201	.249	.248	.241	.119
Net realized and unrealized gain (loss)	.293	(.752)	2.319	.069	(.244)	(1.410)
Total from investment operations	.382	(.551)	2.568	.317	(.003)	(1.291)
Distributions from net investment income	(.086)	(.199)	(.243)	(.247)	(.227)	(.119)
Distributions from net realized gain	(.006)	(.980)	(.695)	–	–	–
Total distributions	(.092)	(1.179)	(.938)	(.247)	(.227)	(.119)
Net asset value, end of period	$8.62	$8.33	$10.06	$8.43	$8.36	$8.59
Total ReturnD,E	4.64%	(6.47)%	31.91%	3.84%	(.12)%	(12.96)%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %I	- %I	.19%H
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %I	- %I	.19%H
Expenses net of all reductions	- %H,I	- %I	- %I	- %I	- %I	.19%H
Net investment income (loss)	2.14%H	2.03%	2.68%	2.98%	2.76%	2.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$11,303,282	$9,356,431	$7,414,223	$10,466,444	$4,380,830	$10,734
Portfolio turnover rateJ	34%H	56%	33%K	23%	15%	45%H

 A For the year ended February 29.

 B For the period July 7, 2016 (commencement of operations) to February 28, 2017.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Fidelity Series Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$854,648,857
Gross unrealized depreciation	(249,691,031)
Net unrealized appreciation (depreciation)	$604,957,826
Tax cost	$10,783,093,387

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Long-Term Treasury Bond Index Fund	$6,453	$–	$–

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Fidelity Series Long-Term Treasury Bond Index Fund	- %C
Actual		$1,000.00	$1,046.40	$-D
Hypothetical-E		$1,000.00	$1,025.21	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount Represents less than $.005.

 E 5% return per year before expenses

XS8-SANN-1021
1.9872675.105

Fidelity® Short-Term Treasury Bond Index Fund

Fidelity® Intermediate Treasury Bond Index Fund

Fidelity® Long-Term Treasury Bond Index Fund

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Fidelity® Short-Term Treasury Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Intermediate Treasury Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Long-Term Treasury Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

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Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Short-Term Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2021

% of fund's investments
0.01 - 0.99%	51.2
1 - 1.99%	17.6
2 - 2.99%	29.7
7 - 7.99%	0.1

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2021
U.S. Treasury Obligations	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

Fidelity® Short-Term Treasury Bond Index Fund

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Obligations - 99.7%
U.S. Treasury Bonds 7.125% 2/15/23	4,361,000	4,803,914
U.S. Treasury Notes:
0.125% 9/30/22	$36,659,000	$36,673,320
0.125% 10/31/22	29,260,000	29,264,572
0.125% 11/30/22	32,797,000	32,804,687
0.125% 12/31/22	13,941,000	13,939,366
0.125% 1/31/23	28,969,000	28,964,474
0.125% 2/28/23	18,445,000	18,437,795
0.125% 3/31/23	7,218,000	7,214,335
0.125% 4/30/23	13,886,000	13,876,779
0.125% 5/15/23	30,939,000	30,914,829
0.125% 5/31/23	9,584,000	9,575,764
0.125% 6/30/23 (a)	42,411,000	42,379,523
0.125% 7/15/23	10,174,000	10,162,475
0.125% 7/31/23	3,604,000	3,599,777
0.125% 8/15/23	4,563,000	4,556,405
0.125% 8/31/23	3,199,000	3,193,877
0.125% 9/15/23	40,711,000	40,628,306
0.125% 10/15/23	33,784,000	33,703,499
0.125% 12/15/23	29,701,000	29,603,544
0.125% 1/15/24	31,035,000	30,916,194
0.125% 2/15/24 (a)	59,967,000	59,721,042
0.25% 4/15/23	32,039,000	32,086,558
0.25% 6/15/23	23,274,000	23,298,547
0.25% 11/15/23	26,249,000	26,250,025
0.25% 3/15/24	62,484,000	62,383,928
0.25% 5/15/24	44,054,000	43,935,261
0.25% 6/15/24	42,352,000	42,219,650
0.25% 5/31/25	46,096,000	45,534,205
0.25% 6/30/25	48,047,000	47,431,398
0.25% 7/31/25	31,060,000	30,634,138
0.25% 8/31/25	71,327,000	70,271,026
0.25% 9/30/25	64,535,000	63,524,120
0.25% 10/31/25	67,308,000	66,185,323
0.375% 4/15/24	60,274,000	60,335,215
0.375% 7/15/24	45,639,000	45,631,869
0.375% 8/15/24	33,764,000	33,737,622
0.375% 4/30/25	56,080,000	55,709,785
0.375% 11/30/25	65,572,000	64,767,719
0.375% 12/31/25	72,006,000	71,058,109
0.375% 1/31/26	79,011,000	77,890,649
0.5% 3/15/23	44,528,000	44,774,991
0.5% 3/31/25	35,406,000	35,364,508
0.5% 2/28/26	75,851,000	75,163,600
0.625% 7/31/26	75,042,000	74,526,086
0.75% 3/31/26	52,799,000	52,864,999
0.75% 4/30/26	57,832,000	57,877,181
0.75% 5/31/26	77,684,000	77,705,242
0.75% 8/31/26	81,005,000	80,910,070
0.875% 6/30/26	50,168,000	50,446,276
1.125% 2/28/25	58,919,000	60,161,823
1.25% 7/31/23	5,315,000	5,422,546
1.25% 8/31/24	39,218,000	40,209,174
1.375% 10/15/22	21,578,000	21,886,498
1.375% 2/15/23	43,014,000	43,790,269
1.375% 6/30/23	819,000	836,884
1.375% 8/31/23	1,762,000	1,802,746
1.375% 9/30/23	46,701,000	47,813,797
1.375% 1/31/25	17,447,000	17,964,276
1.5% 9/15/22	22,987,000	23,322,826
1.5% 1/15/23	41,446,000	42,226,350
1.5% 2/28/23	36,757,000	37,503,627
1.5% 3/31/23	9,950,000	10,162,215
1.5% 9/30/24	27,002,000	27,897,496
1.5% 10/31/24	26,648,000	27,544,247
1.5% 11/30/24	57,512,000	59,450,784
1.5% 8/15/26	9,688,000	10,028,972
1.625% 11/15/22	34,456,000	35,083,207
1.625% 12/15/22	20,655,000	21,055,997
1.625% 4/30/23	8,893,000	9,109,767
1.625% 5/31/23	11,556,000	11,849,866
1.625% 10/31/23	1,735,000	1,786,847
1.625% 2/15/26	3,511,000	3,653,086
1.625% 5/15/26	10,695,000	11,130,738
1.75% 9/30/22	1,463,000	1,488,888
1.75% 1/31/23	19,447,000	19,887,596
1.75% 5/15/23	3,063,000	3,144,720
1.75% 6/30/24	14,133,000	14,684,518
1.75% 7/31/24	5,038,000	5,238,142
1.75% 12/31/24	36,856,000	38,413,742
1.875% 9/30/22	26,046,000	26,543,519
1.875% 10/31/22	89,000	90,836
1.875% 8/31/24	3,571,000	3,728,347
2% 10/31/22	15,716,000	16,061,015
2% 11/30/22	31,713,000	32,458,751
2% 2/15/23	61,001,000	62,659,465
2% 4/30/24	1,027,000	1,072,613
2% 5/31/24	45,928,000	47,996,554
2% 6/30/24	5,177,000	5,414,616
2% 2/15/25	16,900,000	17,764,144
2% 8/15/25	21,742,000	22,926,769
2.125% 12/31/22	36,327,000	37,290,517
2.125% 11/30/23	33,695,000	35,103,346
2.125% 2/29/24	20,624,000	21,562,553
2.125% 3/31/24	27,019,000	28,273,906
2.125% 7/31/24	7,076,000	7,434,223
2.125% 9/30/24	2,467,000	2,595,747
2.125% 11/30/24	1,012,000	1,066,158
2.125% 5/15/25	10,959,000	11,585,290
2.25% 12/31/23	46,911,000	49,064,142
2.25% 1/31/24	32,721,000	34,270,135
2.25% 4/30/24	17,179,000	18,048,687
2.25% 10/31/24	2,533,000	2,677,361
2.25% 11/15/24	31,103,000	32,893,852
2.25% 12/31/24	2,818,000	2,983,447
2.25% 11/15/25	17,188,000	18,328,719
2.375% 1/31/23	43,821,000	45,210,947
2.375% 2/29/24	39,518,000	41,557,190
2.375% 8/15/24	24,724,000	26,169,774
2.5% 3/31/23	13,884,000	14,398,142
2.5% 8/15/23	11,010,000	11,502,439
2.5% 1/31/24	45,171,000	47,568,945
2.5% 5/15/24	35,174,000	37,218,489
2.5% 1/31/25	2,729,000	2,914,167
2.625% 12/15/21	1,000	1,007
2.625% 2/28/23	34,132,000	35,403,950
2.625% 6/30/23	19,528,000	20,397,606
2.625% 12/31/23	44,614,000	47,046,857
2.75% 4/30/23	32,250,000	33,635,742
2.75% 5/31/23	26,929,000	28,139,753
2.75% 7/31/23	383,000	401,656
2.75% 8/31/23	41,757,000	43,866,055
2.75% 11/15/23	17,933,000	18,915,112
2.75% 2/15/24	65,064,000	68,970,381
2.75% 2/28/25	39,898,000	42,997,887
2.875% 9/30/23	24,316,000	25,648,631
2.875% 10/31/23	34,530,000	36,489,847
2.875% 11/30/23	15,625,000	16,542,969
		3,836,896,479
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,805,140,803)		3,836,896,479
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.06% (b)	5,998,980	$6,000,180
Fidelity Securities Lending Cash Central Fund 0.06% (b)(c)	45,246,238	45,250,762
TOTAL MONEY MARKET FUNDS
(Cost $51,250,943)		51,250,942
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $3,856,391,746)		3,888,147,421
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(38,266,723)
NET ASSETS - 100%		$3,849,880,698

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,557,871	$288,479,131	$284,036,821	$2,068	$--	$(1)	$6,000,180	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	48,711,000	337,343,761	340,803,999	37,957	--	--	45,250,762	0.1%
Total	$50,268,871	$625,822,892	$624,840,820	$40,025	$--	$(1)	$51,250,942

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$3,836,896,479	$--	$3,836,896,479	$--
Money Market Funds	51,250,942	51,250,942	--	--
Total Investments in Securities:	$3,888,147,421	$51,250,942	$3,836,896,479	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $44,332,174) — See accompanying schedule: Unaffiliated issuers (cost $3,805,140,803)	$3,836,896,479
Fidelity Central Funds (cost $51,250,943)	51,250,942
Total Investment in Securities (cost $3,856,391,746)		$3,888,147,421
Receivable for investments sold		123,446,687
Receivable for fund shares sold		6,237,185
Interest receivable		8,136,978
Distributions receivable from Fidelity Central Funds		4,472
Total assets		4,025,972,743
Liabilities
Payable for investments purchased	$127,870,590
Payable for fund shares redeemed	2,413,946
Distributions payable	460,788
Accrued management fee	95,958
Collateral on securities loaned	45,250,763
Total liabilities		176,092,045
Net Assets		$3,849,880,698
Net Assets consist of:
Paid in capital		$3,804,406,929
Total accumulated earnings (loss)		45,473,769
Net Assets		$3,849,880,698
Net Asset Value, offering price and redemption price per share ($3,849,880,698 ÷ 359,374,884 shares)		$10.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Interest		$16,501,931
Income from Fidelity Central Funds (including $37,957 from security lending)		40,025
Total income		16,541,956
Expenses
Management fee	$564,031
Independent trustees' fees and expenses	4,933
Total expenses before reductions	568,964
Expense reductions	(4)
Total expenses after reductions		568,960
Net investment income (loss)		15,972,996
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,712,743
Total net realized gain (loss)		7,712,743
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(16,636,113)
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		(16,636,114)
Net gain (loss)		(8,923,371)
Net increase (decrease) in net assets resulting from operations		$7,049,625

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,972,996	$42,837,539
Net realized gain (loss)	7,712,743	27,341,344
Change in net unrealized appreciation (depreciation)	(16,636,114)	(21,899,618)
Net increase (decrease) in net assets resulting from operations	7,049,625	48,279,265
Distributions to shareholders	(23,769,826)	(52,460,961)
Share transactions
Proceeds from sales of shares	904,590,386	3,914,439,434
Reinvestment of distributions	19,473,448	42,504,298
Cost of shares redeemed	(928,419,884)	(2,652,339,892)
Net increase (decrease) in net assets resulting from share transactions	(4,356,050)	1,304,603,840
Total increase (decrease) in net assets	(21,076,251)	1,300,422,144
Net Assets
Beginning of period	3,870,956,949	2,570,534,805
End of period	$3,849,880,698	$3,870,956,949
Other Information
Shares
Sold	84,405,234	360,498,942
Issued in reinvestment of distributions	1,817,531	3,917,521
Redeemed	(86,596,341)	(244,369,815)
Net increase (decrease)	(373,576)	120,046,648

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018 B
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.72	$10.30	$10.22	$10.40
Income from Investment Operations
Net investment income (loss)C	.046	.127	.217	.191	.061
Net realized and unrealized gain (loss)	(.028)	.068	.402	.065	(.182)
Total from investment operations	.018	.195	.619	.256	(.121)
Distributions from net investment income	(.042)	(.125)	(.199)	(.176)	(.059)
Distributions from net realized gain	(.026)	(.030)	–	–	–
Total distributions	(.068)	(.155)	(.199)	(.176)	(.059)
Net asset value, end of period	$10.71	$10.76	$10.72	$10.30	$10.22
Total ReturnD,E	.17%	1.82%	6.06%	2.53%	(1.17)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%H	.03%	.03%	.03%	.03%H
Expenses net of fee waivers, if any	.03%H	.03%	.03%	.03%	.03%H
Expenses net of all reductions	.03%H	.03%	.03%	.03%	.03%H
Net investment income (loss)	.84%H	1.17%	2.07%	1.85%	1.49%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,849,881	$3,870,957	$2,570,535	$1,886,881	$483
Portfolio turnover rateI	47%H	54%	46%	46%	41%

 A For the year ended February 29.

 B For the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Intermediate Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2021

% of fund's investments
0.01 - 0.99%	28.4
1 - 1.99%	37.4
2 - 2.99%	27.1
3 - 3.99%	3.5
5 - 5.99%	0.7
6 - 6.99%	1.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2021
U.S. Treasury Obligations	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

Fidelity® Intermediate Treasury Bond Index Fund

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Obligations - 99.7%
U.S. Treasury Bonds:
5.25% 11/15/28	$8,521,000	$10,999,413
5.25% 2/15/29	794,000	1,030,060
5.5% 8/15/28	14,741,000	19,156,966
6.125% 11/15/27	15,013,000	19,712,186
6.25% 5/15/30	11,604,000	16,481,306
6.375% 8/15/27	803,000	1,058,109
6.5% 11/15/26	876,000	1,130,827
6.625% 2/15/27	4,115,000	5,389,846
U.S. Treasury Notes:
0.375% 7/31/27	39,417,000	38,182,139
0.375% 9/30/27	56,478,000	54,549,806
0.5% 4/30/27	58,572,000	57,334,209
0.5% 5/31/27	58,246,000	56,933,190
0.5% 6/30/27	62,776,000	61,321,853
0.5% 8/31/27	72,083,000	70,238,689
0.5% 10/31/27	62,488,000	60,730,525
0.625% 3/31/27	24,376,000	24,057,017
0.625% 11/30/27	132,915,000	130,043,829
0.625% 12/31/27	120,002,000	117,292,580
0.625% 5/15/30	100,077,000	95,045,785
0.625% 8/15/30	184,872,000	175,086,782
0.75% 1/31/28	76,493,000	75,270,905
0.875% 11/15/30	243,241,000	235,050,621
1% 7/31/28	76,393,000	76,011,035
1.125% 2/28/27	47,926,000	48,626,169
1.125% 2/29/28 (a)	88,534,000	89,166,880
1.125% 8/31/28	84,918,000	85,143,563
1.125% 2/15/31	204,330,000	201,584,316
1.25% 3/31/28	108,227,000	109,757,397
1.25% 4/30/28	117,995,000	119,594,386
1.25% 5/31/28	73,184,000	74,144,540
1.25% 6/30/28	102,023,000	103,282,346
1.25% 8/15/31	79,258,000	78,849,326
1.5% 1/31/27	17,628,300	18,245,979
1.5% 2/15/30	102,987,000	105,420,872
1.625% 9/30/26	68,089,000	70,908,310
1.625% 10/31/26	27,611,000	28,756,425
1.625% 11/30/26	5,281,000	5,500,285
1.625% 8/15/29	122,522,000	126,862,916
1.625% 5/15/31	196,116,000	202,213,982
1.75% 12/31/26	53,127,000	55,683,737
1.75% 11/15/29	42,036,000	43,927,620
2% 11/15/26	65,503,000	69,481,796
2.25% 2/15/27	110,387,000	118,635,841
2.25% 8/15/27	100,419,000	108,142,633
2.25% 11/15/27	141,887,000	152,927,582
2.375% 5/15/27	95,669,000	103,595,326
2.375% 5/15/29	72,531,000	79,121,122
2.625% 2/15/29	107,256,000	118,836,296
2.75% 2/15/28	118,230,000	131,189,117
2.875% 5/15/28	109,820,000	122,946,922
2.875% 8/15/28	167,129,000	187,419,505
3.125% 11/15/28	136,290,000	155,540,963
		4,317,613,830
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,238,226,484)		4,317,613,830
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.06% (b)	9,877,180	$9,879,155
Fidelity Securities Lending Cash Central Fund 0.06% (b)(c)	72,855,991	72,863,276
TOTAL MONEY MARKET FUNDS
(Cost $82,742,431)		82,742,431
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $4,320,968,915)		4,400,356,261
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(68,047,766)
NET ASSETS - 100%		$4,332,308,495

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$11,350,549	$187,489,432	$188,960,826	$1,215	$--	$--	$9,879,155	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	347,343,575	1,000,743,933	1,275,224,232	170,022	--	--	72,863,276	0.2%
Total	$358,694,124	$1,188,233,365	$1,464,185,058	$171,237	$--	$--	$82,742,431

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$4,317,613,830	$--	$4,317,613,830	$--
Money Market Funds	82,742,431	82,742,431	--	--
Total Investments in Securities:	$4,400,356,261	$82,742,431	$4,317,613,830	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $71,361,036) — See accompanying schedule: Unaffiliated issuers (cost $4,238,226,484)	$4,317,613,830
Fidelity Central Funds (cost $82,742,431)	82,742,431
Total Investment in Securities (cost $4,320,968,915)		$4,400,356,261
Receivable for investments sold		215,860,585
Receivable for fund shares sold		5,365,406
Interest receivable		11,413,039
Distributions receivable from Fidelity Central Funds		6,030
Total assets		4,633,001,321
Liabilities
Payable for investments purchased	$224,762,311
Payable for fund shares redeemed	2,363,101
Distributions payable	595,675
Accrued management fee	108,463
Collateral on securities loaned	72,863,276
Total liabilities		300,692,826
Net Assets		$4,332,308,495
Net Assets consist of:
Paid in capital		$4,247,418,079
Total accumulated earnings (loss)		84,890,416
Net Assets		$4,332,308,495
Net Asset Value, offering price and redemption price per share ($4,332,308,495 ÷ 380,392,496 shares)		$11.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Interest		$29,451,041
Income from Fidelity Central Funds (including $170,022 from security lending)		171,237
Total income		29,622,278
Expenses
Management fee	$646,953
Independent trustees' fees and expenses	5,665
Total expenses		652,618
Net investment income (loss)		28,969,660
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(632,472)
Total net realized gain (loss)		(632,472)
Change in net unrealized appreciation (depreciation) on investment securities		24,166,985
Net gain (loss)		23,534,513
Net increase (decrease) in net assets resulting from operations		$52,504,173

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,969,660	$61,996,978
Net realized gain (loss)	(632,472)	108,906,948
Change in net unrealized appreciation (depreciation)	24,166,985	(179,382,563)
Net increase (decrease) in net assets resulting from operations	52,504,173	(8,478,637)
Distributions to shareholders	(53,537,013)	(130,081,782)
Share transactions
Proceeds from sales of shares	871,216,773	4,173,652,409
Reinvestment of distributions	47,422,125	116,047,788
Cost of shares redeemed	(1,157,065,004)	(3,088,255,834)
Net increase (decrease) in net assets resulting from share transactions	(238,426,106)	1,201,444,363
Total increase (decrease) in net assets	(239,458,946)	1,062,883,944
Net Assets
Beginning of period	4,571,767,441	3,508,883,497
End of period	$4,332,308,495	$4,571,767,441
Other Information
Shares
Sold	77,215,687	351,520,038
Issued in reinvestment of distributions	4,227,616	9,845,238
Redeemed	(102,802,497)	(260,908,714)
Net increase (decrease)	(21,359,194)	100,456,562

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018 B
Selected Per–Share Data
Net asset value, beginning of period	$11.38	$11.65	$10.54	$10.37	$10.77
Income from Investment Operations
Net investment income (loss)C	.076	.174	.255	.258	.091
Net realized and unrealized gain (loss)	.074	(.092)	1.092	.153	(.405)
Total from investment operations	.150	.082	1.347	.411	(.314)
Distributions from net investment income	(.070)	(.171)	(.237)	(.241)	(.086)
Distributions from net realized gain	(.070)	(.181)	–	–	–
Total distributions	(.140)	(.352)	(.237)	(.241)	(.086)
Net asset value, end of period	$11.39	$11.38	$11.65	$10.54	$10.37
Total ReturnD,E	1.34%	.63%	12.91%	4.02%	(2.94)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%H	.03%	.03%	.03%	.03%H
Expenses net of fee waivers, if any	.03%H	.03%	.03%	.03%	.03%H
Expenses net of all reductions	.03%H	.03%	.03%	.03%	.03%H
Net investment income (loss)	1.33%H	1.46%	2.30%	2.47%	2.12%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,332,308	$4,571,767	$3,508,883	$2,292,750	$97,998
Portfolio turnover rateI	52%H	56%	58%	65%	43%

 A For the year ended February 29.

 B For the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Long-Term Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2021

% of fund's investments
1 - 1.99%	24.3
2 - 2.99%	28.5
3 - 3.99%	38.4
4 - 4.99%	7.9
5 - 5.99%	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2021
U.S. Treasury Obligations	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

Fidelity® Long-Term Treasury Bond Index Fund

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Obligations - 99.7%
U.S. Treasury Bonds:
1.125% 5/15/40	$103,659,000	$92,345,592
1.125% 8/15/40	121,904,000	108,218,372
1.25% 5/15/50	60,803,000	51,544,794
1.375% 11/15/40	106,088,000	98,197,705
1.375% 8/15/50	122,745,000	107,363,517
1.625% 11/15/50	117,781,000	109,586,939
1.75% 8/15/41	21,905,000	21,559,317
1.875% 2/15/41	134,848,000	135,880,430
1.875% 2/15/51	141,510,000	139,696,903
2% 2/15/50	101,116,900	102,744,250
2% 8/15/51	35,054,000	35,678,399
2.25% 5/15/41	99,977,000	106,975,390
2.25% 8/15/46	16,213,000	17,297,244
2.25% 8/15/49	27,009,000	28,917,566
2.375% 11/15/49	85,545,000	94,076,109
2.375% 5/15/51	88,097,000	97,292,124
2.5% 2/15/45	35,614,000	39,674,831
2.5% 2/15/46	40,773,000	45,533,566
2.5% 5/15/46	5,162,000	5,768,333
2.75% 8/15/42	5,337,000	6,175,076
2.75% 11/15/42	34,725,000	40,179,267
2.75% 8/15/47	55,842,000	65,483,470
2.75% 11/15/47	76,225,000	89,448,251
2.875% 5/15/43	21,668,000	25,577,551
2.875% 8/15/45	64,287,500	76,454,411
2.875% 11/15/46	7,429,000	8,884,620
2.875% 5/15/49	104,190,000	125,652,036
3% 5/15/42	42,101,000	50,595,206
3% 11/15/44	40,437,000	48,909,815
3% 5/15/45	61,050,000	74,051,742
3% 11/15/45	31,982,000	38,901,855
3% 2/15/47	77,090,000	94,293,717
3% 5/15/47	54,357,000	66,583,079
3% 2/15/48	80,797,000	99,213,035
3% 8/15/48	99,741,000	122,704,807
3% 2/15/49	104,784,000	129,318,191
3.125% 11/15/41	22,170,000	27,115,815
3.125% 2/15/42	20,406,000	25,009,307
3.125% 2/15/43	53,997,000	66,167,417
3.125% 8/15/44	3,084,300	3,801,520
3.125% 5/15/48	83,853,000	105,363,260
3.375% 5/15/44	2,829,300	3,619,404
3.375% 11/15/48	88,394,000	116,213,940
3.5% 2/15/39	10,281,000	13,166,909
3.625% 8/15/43	57,353,000	75,696,999
3.625% 2/15/44	51,875,000	68,734,375
3.75% 8/15/41	21,581,000	28,730,549
3.75% 11/15/43	58,468,000	78,682,854
3.875% 8/15/40	21,972,000	29,585,813
4.25% 5/15/39	9,981,000	13,968,721
4.25% 11/15/40	12,299,000	17,360,327
4.375% 2/15/38	6,210,000	8,727,233
4.375% 11/15/39	22,043,000	31,360,473
4.375% 5/15/40	23,064,000	32,954,492
4.375% 5/15/41	20,553,000	29,552,966
4.5% 2/15/36	30,297,000	42,355,443
4.5% 5/15/38	3,310,000	4,722,310
4.5% 8/15/39	3,533,000	5,092,902
4.625% 2/15/40	24,872,000	36,494,802
4.75% 2/15/37 (a)	10,578,000	15,298,846
4.75% 2/15/41	27,971,000	42,006,761
5% 5/15/37	1,069,000	1,587,256
		3,524,148,204
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,277,151,959)		3,524,148,204
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.06% (b)	19,194,255	$19,198,094
Fidelity Securities Lending Cash Central Fund 0.06% (b)(c)	12,533,084	12,534,338
TOTAL MONEY MARKET FUNDS
(Cost $31,732,432)		31,732,432
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $3,308,884,391)		3,555,880,636
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(22,529,603)
NET ASSETS - 100%		$3,533,351,033

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$19,150,486	$109,996,817	$109,949,209	$1,204	$--	$--	$19,198,094	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	55,949,330	151,532,210	194,947,202	8,864	--	--	12,534,338	0.0%
Total	$75,099,816	$261,529,027	$304,896,411	$10,068	$--	$--	$31,732,432

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$3,524,148,204	$--	$3,524,148,204	$--
Money Market Funds	31,732,432	31,732,432	--	--
Total Investments in Securities:	$3,555,880,636	$31,732,432	$3,524,148,204	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,234,190) — See accompanying schedule: Unaffiliated issuers (cost $3,277,151,959)	$3,524,148,204
Fidelity Central Funds (cost $31,732,432)	31,732,432
Total Investment in Securities (cost $3,308,884,391)		$3,555,880,636
Receivable for investments sold		29,283,475
Receivable for fund shares sold		11,173,766
Interest receivable		13,401,369
Distributions receivable from Fidelity Central Funds		680
Total assets		3,609,739,926
Liabilities
Payable for investments purchased	$57,186,207
Payable for fund shares redeemed	6,265,532
Distributions payable	315,342
Accrued management fee	87,475
Collateral on securities loaned	12,534,337
Total liabilities		76,388,893
Net Assets		$3,533,351,033
Net Assets consist of:
Paid in capital		$3,266,572,902
Total accumulated earnings (loss)		266,778,131
Net Assets		$3,533,351,033
Net Asset Value, offering price and redemption price per share ($3,533,351,033 ÷ 236,437,706 shares)		$14.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Interest		$35,442,614
Income from Fidelity Central Funds (including $8,864 from security lending)		10,068
Total income		35,452,682
Expenses
Management fee	$474,129
Independent trustees' fees and expenses	4,034
Total expenses before reductions	478,163
Expense reductions	(14)
Total expenses after reductions		478,149
Net investment income (loss)		34,974,533
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,331,137
Total net realized gain (loss)		20,331,137
Change in net unrealized appreciation (depreciation) on investment securities		100,527,175
Net gain (loss)		120,858,312
Net increase (decrease) in net assets resulting from operations		$155,832,845

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,974,533	$61,706,493
Net realized gain (loss)	20,331,137	95,440,709
Change in net unrealized appreciation (depreciation)	100,527,175	(391,683,660)
Net increase (decrease) in net assets resulting from operations	155,832,845	(234,536,458)
Distributions to shareholders	(44,905,615)	(122,730,741)
Share transactions
Proceeds from sales of shares	1,082,288,865	2,738,083,827
Reinvestment of distributions	42,205,999	112,319,394
Cost of shares redeemed	(713,927,011)	(2,172,490,128)
Net increase (decrease) in net assets resulting from share transactions	410,567,853	677,913,093
Total increase (decrease) in net assets	521,495,083	320,645,894
Net Assets
Beginning of period	3,011,855,950	2,691,210,056
End of period	$3,533,351,033	$3,011,855,950
Other Information
Shares
Sold	75,733,219	165,801,155
Issued in reinvestment of distributions	2,963,318	6,987,569
Redeemed	(50,119,584)	(132,076,926)
Net increase (decrease)	28,576,953	40,711,798

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Long-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018 B
Selected Per–Share Data
Net asset value, beginning of period	$14.49	$16.10	$12.53	$12.42	$13.06
Income from Investment Operations
Net investment income (loss)C	.159	.336	.378	.381	.136
Net realized and unrealized gain (loss)	.498	(1.296)	3.562	.101	(.627)
Total from investment operations	.657	(.960)	3.940	.482	(.491)
Distributions from net investment income	(.154)	(.330)	(.370)	(.372)	(.149)
Distributions from net realized gain	(.053)	(.320)	–	–	–
Total distributions	(.207)	(.650)	(.370)	(.372)	(.149)
Net asset value, end of period	$14.94	$14.49	$16.10	$12.53	$12.42
Total ReturnD,E	4.61%	(6.32)%	31.86%	3.94%	(3.81)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%H	.03%	.03%	.03%	.03%H
Expenses net of fee waivers, if any	.03%H	.03%	.03%	.03%	.03%H
Expenses net of all reductions	.03%H	.03%	.03%	.03%	.03%H
Net investment income (loss)	2.19%H	2.04%	2.69%	3.04%	3.05%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,533,351	$3,011,856	$2,691,210	$2,366,042	$314,669
Portfolio turnover rateI	27%H	41%	54%	34%	24%

 A For the year ended February 29.

 B For the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Fidelity Short-Term Treasury Bond Index Fund, Fidelity Intermediate Treasury Bond Index Fund and Fidelity Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Short-Term Treasury Bond Index Fund	$3,851,538,756	$45,814,109	$(9,205,444)	$36,608,665
Fidelity Intermediate Treasury Bond Index Fund	4,315,921,201	126,699,043	(42,263,983)	84,435,060
Fidelity Long-Term Treasury Bond Index Fund	3,309,188,998	336,164,964	(89,473,326)	246,691,638

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2020 to February 28, 2021. Loss deferrals were as follows:

Capital losses
Fidelity Long-Term Treasury Bond Index Fund	(1,057,397)

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .03% of each Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Short-Term Treasury Bond Index Fund	$4,026	$–	$–
Fidelity Intermediate Treasury Bond Index Fund	$17,911	$–	$–
Fidelity Long-Term Treasury Bond Index Fund	$896	$–	$–

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Short-Term Treasury Bond Index Fund	$4
Fidelity Long-Term Treasury Bond Index Fund	14

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Fidelity Short-Term Treasury Bond Index Fund	.03%
Actual		$1,000.00	$1,001.70	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15
Fidelity Intermediate Treasury Bond Index Fund	.03%
Actual		$1,000.00	$1,013.40	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15
Fidelity Long-Term Treasury Bond Index Fund	.03%
Actual		$1,000.00	$1,046.10	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

LBX-I-SANN-1021
1.9885079.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 21, 2021